SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 4 - SUBSEQUENT EVENTS Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.	NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date that the financial statements were issued, and determined there are no other subsequent events to be reported.